Employee Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The weighted average grant date fair value of the options was $4.20 and was determined using the Black-Scholes option-pricing model with the following weighted average assumptions:

Expected life	6.0 years
Expected volatility	75.2%
Expected dividend yield	0.00%
Risk-free rate	1.75%